Financial Assets and Liabilities - Notional amounts of derivative instruments (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Foreign exchange forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 658,988	$ 409,351
Foreign exchange forward contracts | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 647,948	$ 402,146
Average forward rate	0.7569	0.6757
Foreign exchange forward contracts | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 11,040	$ 7,205
Average forward rate	1.2025	1.1179
Foreign exchange forward contracts | Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 261,804	$ 152,461
Foreign exchange forward contracts | Non Hedge | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 250,764	$ 145,256
Average forward rate	0.7579	0.6754
Foreign exchange forward contracts | Non Hedge | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 11,040	$ 7,205
Average forward rate	1.2025	1.1179
Foreign exchange forward contracts | Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 397,184	$ 256,890
Foreign exchange forward contracts | Cash Flow Hedge | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 397,184	$ 256,890
Average forward rate	0.7563	0.6536
Foreign exchange forward contracts | Cash Flow Hedge | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average forward rate	0	0
Foreign exchange forward contracts | Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 634,361	$ 400,910
Foreign exchange forward contracts | Under 12 months | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 623,321	$ 393,705
Average forward rate	0.7563	0.6610
Foreign exchange forward contracts | Under 12 months | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 11,040	$ 7,205
Average forward rate	1.2025	1.1179
Foreign exchange forward contracts | Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 24,627	$ 8,441
Foreign exchange forward contracts | Over 12 months | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 24,627	$ 8,441
Average forward rate	0.7718	0.6844
Foreign exchange forward contracts | Over 12 months | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average forward rate	0	0
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 650,000
Average fixed rate	0.81%
Interest rate swaps | Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0
Average fixed rate
Interest rate swaps | Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 650,000
Average fixed rate	0.81%
Interest rate swaps | Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0
Average fixed rate
Interest rate swaps | Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 650,000
Average fixed rate	0.81%